UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Bridgehampton Value Strategies Fund
Class I (BVSFX)

Semi-Annual Report
November 30, 2012

www.Bridgehamptonfunds.com

Bridgehampton Value Strategies Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	12
Supplemental Information	18
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bridgehampton Value Strategies Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 60.2%
	CONSUMER DISCRETIONARY – 8.6%
9,000	Bridgepoint Education, Inc.*	$87,660
45,000	Corinthian Colleges, Inc.*	99,900
47,500	General Motors Co.*1	1,229,300
8,000	Lennar Corp.1	243,360
9,000	Universal Technical Institute, Inc.	85,230
70,000	VOXX International Corp.*1	471,800
300	Washington Post Co. - Class B	110,118
		2,327,368
	ENERGY – 2.6%
5,000	Apache Corp.	385,450
1,300	Chevron Corp. 1	137,397
1,500	ConocoPhillips	85,410
6,500	W&T Offshore, Inc.	107,705
		715,962
	FINANCIALS – 2.7%
21,000	Bank of America Corp.	207,060
15,500	Citigroup, Inc.	535,835
		742,895
	HEALTH CARE – 3.4%
37,000	BioMimetic Therapeutics, Inc.*	281,570
6,000	Humana, Inc.	392,460
29,000	Palomar Medical Technologies, Inc.*	263,030
		937,060
	INDUSTRIALS – 2.6%
1,858	Graham Corp.	33,388
40,000	Hawaiian Holdings, Inc.*	249,600
6,752	HEICO Corp. - Class A1	226,867
15,500	Insteel Industries, Inc.	185,380
		695,235
	INFORMATION TECHNOLOGY – 32.6%
46,700	Active Network, Inc.*	250,312
400	Apple, Inc.	234,112
22,500	Cisco Systems, Inc.	425,475
8,000	EPAM Systems, Inc.*1	164,560
475,600	GSE Systems, Inc.*	917,908
105,500	Imation Corp.*	451,540
62,700	Integrated Silicon Solution, Inc.*1	549,252
6,000	Intel Corp.1	117,420

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
350,000	Inuvo, Inc.*	$458,500
28,000	Magnachip Semiconductor Corp.*	352,800
20,100	MEMC Electronic Materials, Inc.*	58,893
5,300	Molex, Inc. - Class A1	115,063
305,000	Power-One, Inc.*	1,265,750
115,500	Research In Motion Ltd.*1	1,339,800
65,000	SunPower Corp.*	299,000
20,000	TeleNav, Inc.*1	161,800
82,000	Tessera Technologies, Inc.1	1,332,500
14,000	Veeco Instruments, Inc.*1	398,440
		8,893,125
	MATERIALS – 7.1%
250,000	CGA Mining Ltd.*	626,668
197,211	Endeavour Mining Corp. *	428,084
9,000	Freeport-McMoRan Copper & Gold, Inc.	351,090
26,000	Kinross Gold Corp.1	262,080
5,500	Newmont Mining Corp.	258,995
		1,926,917
	TELECOMMUNICATION SERVICES – 0.6%
32,500	NII Holdings, Inc.*	164,775

	TOTAL COMMON STOCKS (Cost $15,813,851)	16,403,337

Principal Amount

	CORPORATE BONDS – 32.7%
$500,000	Alliance One International, Inc. 10.000%, 7/15/20161,2	520,625
500,000	Alpha Natural Resources, Inc. 2.375%, 4/15/20151,3	450,625
650,000	Cadence Design Systems, Inc. 1.500%, 12/15/20133	649,187
850,000	Chart Industries, Inc. 2.000%, 8/1/20181,3	1,004,062
375,000	Digital River, Inc. 2.000%, 11/1/20301,2,3	359,063
500,000	Gevo, Inc. 7.500%, 7/1/20222,3	289,688
1,125,000	GT Advanced Technologies, Inc. 3.000%, 10/1/20173	866,250
750,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20161,3	815,156

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$288,000	MagnaChip Semiconductor S.A. / MagnaChip Semiconductor Finance Co. 10.500%, 4/15/20181,2	$324,720
475,000	MEMC Electronic Materials, Inc. 7.750%, 4/1/20192	389,500
650,000	NuVasive, Inc. 2.750%, 7/1/20171,3	557,781
500,000	SanDisk Corp. 1.000%, 5/15/20133	497,813
1,450,000	SunPower Corp. 4.750%, 4/15/20141,3	1,373,875
500,000	W&T Offshore, Inc. 8.500%, 6/15/20191,2	527,500
300,000	Wachovia Capital Trust III 5.570%, 3/29/20492,4	300,000

	TOTAL CORPORATE BONDS (Cost $8,975,203)	8,925,845

Number of Shares

	EXCHANGE-TRADED FUNDS – 3.5%
5,700	SPDR Gold Shares*1	946,485

	TOTAL EXCHANGE-TRADED FUNDS (Cost $829,093)	946,485

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 1.5%
	CALL OPTIONS – 1.5%
	Axis Capital Markets India
100	Exercise Price: $18, Expiration Date: December 22, 2012*	5,000
	Research in Motion Ltd.
650	Exercise Price: $9, Expiration Date: March 16, 2013*	217,750
100	Exercise Price: $15, Expiration Date: March 16, 2013*	9,100
100	Exercise Price: $14, Expiration Date: December 22, 2012*	2,400
1,000	Exercise Price: $14, Expiration Date: June 22, 2013*	178,000
	SunPower Corp.
1	Exercise Price: $10, Expiration Date: January 18, 2014*	15
1,000	Exercise Price: $6, Expiration Date: March 16, 2013*	10,000

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $142,825)	422,265

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2012 (Unaudited)

Number of Contracts		Value

	WARRANTS – 0.0%
	INUV, Inc.
31,750	Exercise Price: $2, Expiration Date: June 21, 2016*	$1,588

	TOTAL WARRANTS (Cost $—)	1,588

Number of Shares

	SHORT-TERM INVESTMENTS – 10.9%
2,965,914	Federated Treasury Obligations Fund, 0.010%5	2,965,914

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,965,914)	2,965,914

	TOTAL INVESTMENTS – 108.8% (Cost $28,726,886)	29,665,434
	Liabilities in Excess of Other Assets – (8.8)%	(2,411,505)

	TOTAL NET ASSETS – 100.0%	$27,253,929

	SECURITIES SOLD SHORT – (17.6)%
	COMMON STOCKS – (6.2)%
	CONSUMER DISCRETIONARY – (1.0)%
(7,100)	Lennar Corp. - Class A	(270,084)

	ENERGY – (0.4)%
(61,500)	Gevo, Inc.*	(98,400)

	HEALTH CARE – (0.7)%
(1,000)	NuVasive, Inc.*	(14,520)
(8,600)	Wright Medical Group, Inc.*	(181,632)
		(196,152)
	INDUSTRIALS – (2.9)%
(8,850)	Chart Industries, Inc.*	(535,248)
(5,942)	HEICO Corp.	(244,692)
		(779,940)
	INFORMATION TECHNOLOGY – (1.2)%
(6,500)	Acxiom Corp.*	(114,985)
(30,000)	GT Advanced Technologies, Inc.*	(101,100)
(4,400)	Molex, Inc.	(116,072)
		(332,157)

	TOTAL COMMON STOCKS (Proceeds $1,569,381)	(1,676,733)

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	EXCHANGE-TRADED FUNDS – (7.7)%
(5,000)	Powershares QQQ Trust Series 1	$(329,000)
(12,500)	SPDR S&P 500 ETF Trust	(1,775,750)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,109,217)	(2,104,750)

Principal Amount

	U.S. TREASURY SECURITIES – (3.7)%
$(1,000,000)	United States Treasury Note 1.750%, 5/15/2022	(1,020,469)
	TOTAL U.S. TREASURY SECURITIES (Proceeds $1,012,595)	(1,020,469)

	TOTAL SECURITIES SOLD SHORT (Proceeds $4,691,193)	$(4,801,952)

 ETF – Exchange-Traded Funds

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short. The aggregate market value of segregated securities is $13,440,031
2	Callable.
3	Convertible security.
4	Variable, floating or step rate security.
5	The rate quoted is the annualized seven-day yield at period end

See Accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
SUMMARY OF INVESTMENTS
As of November 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	32.6%
Consumer Discretionary	8.6%
Materials	7.1%
Health Care	3.4%
Financials	2.7%
Energy	2.6%
Industrials	2.6%
Telecommunication Services	0.6%
Total Common Stocks	60.2%
Corporate Bonds	32.7%
Short-Term Investments	10.9%
Exchange-Traded Funds	3.5%
Purchased Options Contracts	1.5%
Warrants	0.0%
Total Investments	108.8%
Liabilities in Excess of Other Assets	(8.8)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $28,584,061)	$29,241,581
Purchased options contracts, at value (cost $142,825)	422,265
Segregated cash at broker	1,841,628
Receivables:
Investment securities sold	670,437
Dividends and interest	128,759
Prepaid expenses	43,535
Prepaid offering costs	26,415
Total assets	32,374,620

Liabilities:
Securities sold short, at value (proceeds $4,691,193)	4,800,364
Foreign currency (proceeds $32,970)	32,169
Payables:
Investment securities purchased	245,635
Due to Advisor	14,516
Audit fees	6,830
Fund accounting fees	5,854
Interest expense	4,393
Administration fees	3,992
Dividends and interest on securities sold short	1,741
Custody fees	1,464
Chief Compliance Officer fees	1,320
Trustees' fees and expenses	246
Accrued other expenses	2,167
Total liabilities	5,120,691
Net Assets	$27,253,929

Components of Net Assets:
Capital (par value of $0.01 per share with unlimited number of shares authorized)	$25,894,936
Accumulated net investment loss	23,689
Accumulated net realized loss on investments, securities sold short, purchased options contracts and
written options contracts	506,713
Net unrealized appreciation (depreciation) on:
Foreign currency translations	802
Investments	657,520
Purchased options contracts	279,440
Securities sold short	(109,171)
Net Assets	$27,253,929

Number of shares issued and outstanding	1,031,156
Net asset value per share	$26.43

See Accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENT OF OPERATIONS
For the Period June 29, 2012* to November 30, 2012 (Unaudited)

Investment Income:
Interest	$164,653
Dividends (net of foreign withholding taxes of $4,740)	75,133
Total investment income	239,786

Expenses:
Advisory fee	128,196
Interest expense	24,412
Transfer agent fees and expenses	22,083
Dividends and interest on securities sold short	21,605
Offering costs	19,064
Fund accounting fees	16,296
Administration fees	14,252
Registration fees	10,095
Audit fees	6,830
Custody fees	6,028
Legal fees	4,192
Chief Compliance Officer fees	3,773
Trustees' fees and expenses	2,515
Shareholder reporting fees	2,155
Miscellaneous	1,545
Insurance expense	328

Total expenses	283,369
Advisory fees waived	(67,272)
Net expenses	216,097
Net investment income	23,689

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Purchased Options Contracts
and Written Options Contracts:
Net realized gain (loss) on:
Foreign currency transactions	(5,494)
Investments	465,183
Purchased options contracts	60,835
Securities sold short	(15,344)
Written options contracts	1,533
Net realized gain	506,713
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	4,075
Investments	475,870
Purchased options contracts	329,597
Securities sold short	53,590
Net change in unrealized appreciation/depreciation	863,132

Net realized and unrealized gain on investments	1,369,845

Net Increase in Net Assets from Operations	$1,393,534

*	Commencement of operations.

See Accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
June 29, 2012*
to November 30, 2012
Increase (Decrease) in Net Asset from:
Operations:
Net investment loss	$23,689
Net realized loss on investments, purchased options, securities sold short
and written options	506,713
Net change in unrealized depreciation on investments	863,132
Net decrease in net assets resulting from operations	1,393,534

Capital Transactions:
Net proceeds from shares sold	7,612,838
Capital issued in connection with reorganization of LLC (Note 1)	19,753,858
Cost of shares redeemed	(1,506,301)
Net increase from capital transactions	25,860,395

Total increase in net assets	27,253,929

Net Assets:
Beginning of period	-
End of period	$27,253,929

Accumulated net investment income	$23,689

Capital Share Transactions:
Shares sold	301,717
Shares issued in connection with reorganization of LLC (Note 1)	790,180
Shares redeemed	(60,741)
Net increase from capital share transactions	1,031,156

*	Commencement of operations.

See Accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENT OF CASH FLOWS
For the Period June 29, 2012* to November 30, 2012 (Unaudited)

Increase/(Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$1,393,534
Adjustments to reconcile net increase in net assets from operations to
Net cash used for operating activities:
Purchase of investment securities	(10,955,965)
Proceeds from sale of investment securities	6,920,792
Proceeds from short sale	3,712,514
Closed short transactions	(1,995,263)
Purchase of short-term investment, net	(2,965,914)
Increase in deposits with brokers for short sales	(1,841,628)
Increase in receivables for investment securities sold	(670,437)
Increase in dividends and interest receivables	(17,127)
Increase in other assets	(69,950)
Increase in payables for securities purchased	245,635
Increase in short foreign currency	1,196
Decrease in dividends and interest on securities sold short payables	(1,788)
Increase in interest expense payable	4,393
Increase in accrued expenses	36,810
Net realized loss on investments	(512,207)
Net change in unrealized appreciation/depreciation on securities	(859,057)
Net cash used for operating activities	(7,574,462)
Cash flows provided by / (used for) financing activities
Proceeds from sale of shares	7,612,838
Redemption of shares	(1,506,301)
Dividends paid to shareholders, net of reinvestments	-
Net cash provided by financing activities	6,106,537

Net increase in cash	(1,467,925)

Cash:
Beginning balance	1,467,925
Ending balance	$-

Non cash financing activities not included herein consist of $19,753,858 issued in exchange for the net assets of a private fund (Note 1).

*	Commencement of operations.

See Accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	June 29, 2012* to
	November 30, 2012
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income1	0.03
Net realized and unrealized (loss) on investments	1.40
Total from investment operations	1.43

Net asset value, end of period	$26.43

Total return	5.72%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,254

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.32%	3, 4
After fees waived and expenses absorbed	2.53%	3, 4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.51)%	3, 5
After fees waived and expenses absorbed	0.28%	3, 5
Portfolio turnover rate	36%	2

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Not annualized.
3	Annualized.
4
Includes dividends and interest on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 2.78%; the ratio of expenses to average net assets after fees waived would have been 1.99%.

5
Includes dividends and interest on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (1.05)%; the ratio of net investment income to average net assets after fees waived would have been (0.26)%.

See Accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

Note 1 – Organization
Bridgehampton Value Strategies Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek higher returns and lower volatility than the S&P 500 Index over a 3-5 year time horizon. The Fund commenced investment operations on June 29, 2012.

The Fund commenced operations on June 29, 2012, prior to which its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a $19,753,858 transfer of the Fund in exchange for the net assets of the Bridgehampton Multi-Strategy Fund, LLC., a Delaware limited liability company (the “Company”).  This exchange was nontaxable, whereby the Fund issued 790,180 shares for the net assets of the Company on June 29, 2012.  Cash and the investment portfolio of the Company with a fair value of $21,331,274 on long securities and $3,153,865 on securities sold short (identified cost of investment transferred were $21,199,781 on long securities and $2,987,831 on securities sold short) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2012 (Unaudited)

treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2012 (Unaudited)

securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $45,029, which are being amortized over a one-year period from June 29, 2012 (commencement of operations).

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms.  At November 30, 2012 such collateral is denoted in the Fund’s Schedule of Investments.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Bridgehampton Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.50% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2012 (Unaudited)

expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.99% of average daily net assets of the Fund.  This agreement is effective until December 31, 2013 and is subject thereafter to annual re-approval of the agreement by the Advisor and the Trust’s Board of Trustees.  This agreement may be terminated with the consent of the Trust’s Board of Trustees.

For the period June 29, 2012 (commencement of operations) through November 30, 2012, the Advisor waived $67,272 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At November 30, 2012, the amount of these potentially recoverable expenses was $67,272.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.  On January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) will succeed GDS as the Distributors to the Funds.  IMST Distributors is not affiliated with the Trust or any of its service providers.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period ended November 30, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period ended November 30, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At November 30, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$28,876,530

Proceeds from securities sold short	$(4,646,765)

Gross unrealized appreciation	$2,648,383
Gross unrealized depreciation	(2,013,865)

Net unrealized appreciation (depreciation) on investments and securities sold short	$634,518

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions
For the period June 29, 2012 (commencement of operations) through November 30, 2012, purchases and sales of investments, excluding short-term investments, were $10,748,127 and $6,745,670, respectively.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2012 (Unaudited)

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s assets carried at fair value:

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2012 (Unaudited)

	Level 1	Level 2	Level 32	Total
Assets
Investments
Common Stocks1	$16,403,337	$-	$-	$16,403,337
Corporate Bonds	-	8,925,845	-	8,925,845
Exchange-Traded Funds	946,485	-	-	946,485
Purchased Options Contracts	422,265	-	-	422,265
Warrants	-	1,588	-	1,588
Short-Term Investments	2,965,914	-	-	2,965,914
Total Assets	$20,738,001	$8,927,433	$-	$29,665,434

Liabilities
Securities Sold Short
Common Stocks1	$1,676,733	$-	$-	$1,676,733
Exchange-Traded Funds	2,104,750	-	-	2,104,750
U.S. Treasury Securities	-	1,020,469	-	1,020,469
Total Liabilities	$3,781,483	$1,020,469	$-	$4,801,952

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2	The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Note 8 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Bridgehampton Value Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on March 14-15, 2012 and June 20-21, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Bridgehampton Capital Management LLC (the “Investment Advisor”) with respect to the Bridgehampton Value Strategies Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; a report comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by Morningstar, Inc. from its multi alternative universe (the “Peer Group”); information about the Investment Advisor’s policies and procedures, including its code of ethics and compliance manual; and the performance of a private investment fund that was managed using the same strategy the Investment Advisor would use to manage the Fund (the “MS Fund”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.  The Board also considered information given to them by representatives of the Investment Advisor in a presentation on the Investment Advisor’s investment philosophy, strategy and process at the Board meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  The Board also considered information included in the meeting materials regarding the performance of the MS Fund, which the Investment Advisor proposed to reorganize into the Fund, and noted that although the MS Fund had significantly underperformed compared to the S&P 500 Index in 2011 and slightly underperformed in 2006, the MS Fund had significantly outperformed the Index in 2007, 2008, 2009, 2010 and 2011.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has the capabilities, resources and personnel necessary to manage the Fund.

Advisory Fee and Expense Ratio
With respect to the advisory fees expected to be paid by the Fund, the Board noted the meeting materials indicated that the advisory fees proposed to be paid by the Fund were higher than the median advisory fee of the funds in the Peer Group.  The Trustees discussed with the Investment Advisor the possible implementation of advisory fee breakpoints; although the Investment Advisor did not wish to implement fee breakpoints in advance

Bridgehampton Value Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)

of the commencement of the Fund’s operations, the Trustees determined that they could revisit the issue once the Fund commenced operations and the Fund’s assets had grown.  The Board noted that the advisory fees paid by the MS Fund include a performance-based fee and are therefore generally higher than the advisory fees to be paid by the Fund.  The Board also considered that although the proposed total expenses for the Fund were higher than the median expenses of the funds in the Peer Group, there were a number of funds with total expenses that were either higher than or very close to the Fund’s proposed total expenses.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations, noting that the Investment Advisor anticipated waiving a portion of its advisory fees during that year, and determined that the estimated profitability was reasonable.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Bridgehampton Value Strategies Fund
EXPENSE EXAMPLE
For the Periods Ended November 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Bridgehampton Value Strategies Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/29/12* to 11/30/12.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/1/12 to 11/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	6/29/12*	11/30/12	6/29/12* – 11/30/12
Actual Performance**	$ 1,000.00	$ 1,057.20	$ 11.04
	6/1/12	11/30/12	6/1/12 – 11/30/12
Hypothetical (5% annual return before expenses)^	$ 1,000.00	$ 1,014.26	$ 12.77

*	Commencement of Operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 155/365 (to reflect the since inception period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

Investment Advisor
Bridgehampton Capital Management LLC
2304 Main Street, Unit B
Bridgehampton, NY 11932

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Bridgehampton Value Strategies Fund	BVSFX	461418 212

Privacy Principles of the Bridgehampton Value Strategies Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Bridgehampton Value Strategies Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 855-226-4600, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 855-226-4600, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 855-226-4600.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Bridgehampton Value Strategies Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 855-226-4600

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/7/13